                                -  BT ADVISOR FUNDS  -










                  --------------------------------------------------



                                EAFE EQUITY INDEX FUND



                  --------------------------------------------------









                                  SEMI-ANNUAL REPORT
                  --------------------------------------------------
                                      JUNE-1997

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Table of Contents
--------------------------------------------------------------------------------



         Letter to Shareholders. . . . . . . . . . . . . . . . . . .3

         EAFE Equity Index Fund
           Statement of Assets and Liabilities . . . . . . . . . . .5
           Statement of Operations . . . . . . . . . . . . . . . . .5
           Statement of Changes in Net Assets. . . . . . . . . . . .6
           Financial Highlights. . . . . . . . . . . . . . . . . . .6
           Notes to Financial Statements . . . . . . . . . . . . . .7

         EAFE Equity Index Portfolio
           Schedule of Portfolio Investments . . . . . . . . . . . .9
           Statement of Assets and Liabilities . . . . . . . . . . 16
           Statement of Operations . . . . . . . . . . . . . . . . 16
           Statement of Changes in Net Assets. . . . . . . . . . . 17
           Financial Highlights. . . . . . . . . . . . . . . . . . 17
           Notes to Financial Statements . . . . . . . . . . . . . 18

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

The EAFE-Registered Trademark-* Equity Index Fund's (the "Fund") Institutional Class Shares returned 11.86% and the Fund's Advisor Class Shares returned 11.54% for the six months ended June 30, 1997. Both classes outperformed the 11.21% return of the MSCI EAFE Index,** but underperformed the 12.53% return of the Lipper International Equity Average.*** Since the Institutional Class Shares' inception on January 24, 1996, it is up 19.94% cumulatively, as of June 30, 1997. This is a 13.54% average annualized total return. And since the Advisor Class Shares' inception on June 21, 1996, it is up 13.29% cumulatively, as of June 30, 1997. This is a 12.92% average annualized total return.*+ For the year ended June 30, 1997, the Institutional and Advisor Class Shares returned 13.47% and 12.95%, respectively. The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.++

MARKET ACTIVITY

Overall, 18 of the 20 EAFE markets posted gains for the six month period ended June 30, 1997, but most of the advance of the MSCI EAFE Index took place during the second quarter. In the first quarter, the MSCI EAFE Index had a negative return, with the fall of currencies outweighing the rise in equities. The Pacific Basin also fell more than Europe advanced. In the second quarter, the MSCI EAFE Index gained in each month, as equities, currencies, the Pacific Basin and Europe all had positive returns. Switzerland was the best performing EAFE market for the semi-annual period.

               -------------------------------------------------------
                                      OBJECTIVE
                 Seeks to replicate as closely as possible the total
                 return of the Morgan Stanley Capital International Europe Australia Far East (EAFE) Index.
               -------------------------------------------------------

EUROPE

Regionally, Europe rose 14.26% during the semi-annual period, and almost all of the European countries reached new stock market records, including the United Kingdom, Belgium, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Norway, Spain, Switzerland and Sweden. Germany, for example, performed well as a result of good corporate earnings news, record low bond yields, a stronger U.S. dollar, and improving bank earnings. Switzerland rallied due to declining interest rates and increased earnings optimism for financial stocks. Investors in France drove stocks higher on positive earnings expectations and on a perception that the new Socialist government's policies will increase economic growth. More specifically, investors took comfort from the new government's stated commitment to the European Monetary Union. Interest rate cuts in France and Italy helped each of those markets.

               --------------------------------------------------------
                                INVESTMENT INSTRUMENTS
                 Primarily equity securities of business enterprises
                 organized and domiciled outside of the United States. Statistical methods will be employed to replicate the Index by buying most of the relevant Index securities.
               --------------------------------------------------------

In the United Kingdom, the Labor Party won national elections, ousting the Conservatives and raising short-term interest rates. Investors viewed this move as a commitment to keep inflation low. Finland advanced mostly on the performance of Nokia, the global telecommunications company, which won an order from China and saw its shares rise as a result. Spain rallied on a lower-than-expected March inflation report and the subsequent cut in the key lending rate by the Bank of Spain. Good bank and utility earnings reports added to the bullish environment. Most other European markets rose as bond markets rallied across the continent.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                      British Petroleum Co. PLC

Toyota Motor Corp.                             Roche Holding AG-Genusschine

Novartis AG                                    Nippon Telegraph & Telephone

Bank of Tokyo-Mitsubishi Ltd.                  Lloyds TSB Group PLC.

Glaxo Wellcome PLC.                            HSBC Holdings PLC. ($HK10)
--------------------------------------------------------------------------------

PACIFIC BASIN

The Pacific Basin overall was up 7.18% during the semi-annual period, primarily based on stronger performance in the second quarter. In the first quarter, Hong Kong was one of the worst performers. The market fell in response to the decline in the U.S. market, as fear of rising interest rates continued. Hong Kong and U.S. short-term interest rates are closely related due to the linkage of the two currencies. Rumors about the death of China's Premier Deng also initially dragged down the Hong Kong market in February, but when official news of his passing appeared, the market rallied back somewhat. Japan fared even worse, primarily due to investors' concerns about the economy, lack of market support by government officials, and the appreciation of the dollar versus the yen.

During the second quarter, Australia and New Zealand each set record stock market levels. So, too, did Hong Kong, as investors were optimistic about China's role in overseeing the nation. "Red chip" stocks, i.e. Chinese companies with Hong Kong listings, soared. There was also optimism for stronger earnings for real estate-related stocks and improved business forecasts for Hong Kong Shanghai Banking Corporation and HK Telecom, two of the nation's largest companies.

Like Hong Kong, Japan had a much more positive second quarter, as the yen rebounded through May and June. Bank shares also performed well as investors expected interest rates to remain low, thus easing the banks' continuing write-offs of bad loans. Malaysia, on the other hand, did not have a strong second quarter, as its stocks fell to

----------------
* The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
**  This index is unmanaged, and investments cannot be made in an index.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return is calculated from Fund inception date through the end of the period. The MSCI EAFE Index is calculated from January 31, 1996 and June 30, 1996 for the Institutional and Advisor Classes, respectively, through June 30, 1997.
++ Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                            BY SECTOR AS OF JUNE 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [CHART]

                                Netherlands         5%
                                Switzerland         6%
                                France              7%
                                Germany             9%
                                United Kingdom     18%
                                Hong Kong           4%
                                Italy               3%
                                Other              17%
                                Japan              31%

nine-month lows in April. Investors were concerned about the economic effects of its central bank's curbs on bank lending. There also was concern that Malaysia could experience a real estate crisis similar to Thailand's.

MANAGER OUTLOOK

Our long-term outlook for Europe continues to be positive, and while we remain cautious about Japan, there are signs that it is coming out of its banking crisis and that the yen/dollar relationship is stabilizing. Hong Kong is being watched closely by many now that the takeover by China has become official, but most believe it will continue to perform well. What happens in the world equity markets will also depend to some degree in the near future on the direction of interest rates in the U.S. Should the Federal Reserve Board remain on hold, many of the nations' markets should continue to produce strong returns.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of the EAFE Equity Index Fund and look forward to serving your investment needs for many years ahead.

                                 /s/ Richard J. Vella


                                   Richard J. Vella
                               Portfolio Manager of the
                             EAFE Equity Index Portfolio
                                    June 30, 1997

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EAFE EQUITY INDEX FUND - INSTITUTIONAL CLASS AND ADVISOR CLASS, WITH THE MSCI EAFE INDEX SINCE JANUARY 31, 1996 AND JUNE 30, 1996, RESPECTIVELY.

--------------------------------------------------------------------------------
                                     TOTAL RETURN
                                 ENDED JUNE 30, 1997

                INSTITUTIONAL                  ADVISOR
               Since 1/24/96*           Since 6/21/96*
                       19.94%                   13.29%
                     One Year                 One Year
                       13.47%                   12.95%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

                                       [CHART]


                           EAFE Equity Index Fund     MSCI EAFE Index -
                           - Institutional Class -        $11,745
                                   $11,805
                           ----------------------      -----------------

 1/96                              10000                    10000
 3/96                              10217                    10247
 6/96                              10404                    10409
 9/96                              10384                    10396
12/96                              10553                    10561
 3/97                              10374                    10395
 6/97                              11805                    11745

                           EAFE Equity Index Fund      MSCI EAFE Index -
                           - Advisor Class -                $11,284
                                 $11,295
                           ----------------------      -----------------

 6/96                              10000                    10000
 9/96                               9970                     9987
12/96                              10126                    10146
 3/97                               9947                     9987
 6/97                              11295                    11284

Past performance is not indicative of future performance. The MSCI EAFE Index is unmanaged and investments may not be made in an index. The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
  Investment in EAFE Equity Index Portfolio, at Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $38,472,331
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,300
  Due from Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         72,568
  Deferred Organizational Expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,434
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,209
                                                                                                                      -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     38,566,842
                                                                                                                      -----------
LIABILITIES
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,785
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $38,536,057
                                                                                                                      -----------
                                                                                                                      -----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $30,060,472
  Undistributed Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        695,909
  Undistributed Net Realized Gain from Investments, Futures and Forward Foreign Currency Transactions. . . . . . .      1,087,138
  Net Unrealized Appreciation on Investments, Futures, Foreign Currencies and Forward Foreign Currency Contracts .      6,692,538
                                                                                                                      -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $38,536,057
                                                                                                                      -----------
                                                                                                                      -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding)
  Institutional Class Shares+. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     11.88
                                                                                                                      -----------
                                                                                                                      -----------
  Advisor Class++. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     11.31
                                                                                                                      -----------
                                                                                                                      -----------

----------------
+ Net asset value, redemption price and offering price per share (based on net assets of $36,676,435 and $3,086,939 shares of beneficial interest outstanding).
++ Net asset value, redemption price and offering price per share (based on net assets of $1,859,622 and $164,424 shares of beneficial interest outstanding).


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Income Allocated from EAFE Equity Index Portfolio, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   575,111
                                                                                                                      -----------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,574
  Shareholder Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,963
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,768
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,456
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,723
  Amortization of Organizational Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            877
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,580
                                                                                                                      -----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         79,941
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (65,239)
                                                                                                                      -----------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,702
                                                                                                                      -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        560,409
                                                                                                                      -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES, FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,246,770
  Net Realized Loss from Futures, Foreign Currencies and Forward Foreign Currency Transactions . . . . . . . . . .        (28,690)
  Net Change in Unrealized Appreciation on Investments, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,106,652
                                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES, FOREIGN CURRENCIES AND
 FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,324,732
                                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 6,885,141
                                                                                                                      -----------
                                                                                                                      -----------


                  See Notes to Financial Statements on Pages 7 and 8

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                  FOR THE            FOR THE
                                                                                             SIX MONTHS ENDED      PERIOD ENDED
                                                                                               JUNE 30, 1997+    DECEMBER 31, 1996
                                                                                               -------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    560,409        $    448,207
  Net Realized Gain (Loss) from Investments, Futures, Foreign Currencies and
   Futures Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,218,080             (71,253)
  Net Change in Unrealized Appreciation on Investments, Futures, Foreign Currencies
   and Forward Foreign Currency Contracts. . . . . . . . . . . . . . . . . . . . . . . .          5,106,652           1,585,886
                                                                                               ------------        ------------
  Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . .          6,885,141           1,962,840
                                                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 --            (312,707)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . .                 --             (59,689)
                                                                                               ------------        ------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 --            (372,396)
                                                                                               ------------        ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net Increase (Decrease) Resulting from Institutional Class Shares (Note 3) . . . . . .         (9,700,482)         38,089,199
  Net Increase Resulting from Advisor Class Shares (Note 3). . . . . . . . . . . . . . .            966,852             704,893
                                                                                               ------------        ------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest . . .         (8,733,630)         38,794,092
                                                                                               ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .         (1,848,489)         40,384,536
                                                                                               ------------        ------------
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,384,546                  10
                                                                                               ------------        ------------
End of Period (includes undistributed net investment income of $695,909 and $0 for the
 period ended June 30, 1997 and December 31, 1996, respectively) . . . . . . . . . . . .       $ 38,536,057        $ 40,384,546
                                                                                               ------------        ------------
                                                                                               ------------        ------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the EAFE Equity Index Fund.


                                                               INSTITUTIONAL CLASS SHARES             ADVISOR CLASS SHARES
                                                            ---------------------------------  -----------------------------------
                                                                             FOR THE PERIOD                       FOR THE PERIOD
                                                                            JANUARY 24, 1996                      JUNE 21, 1996
                                                             FOR THE SIX     (COMMENCEMENT      FOR THE SIX       (COMMENCEMENT
                                                             MONTHS ENDED   OF OPERATIONS) TO   MONTHS ENDED     OF OPERATIONS) TO
                                                            JUNE 30, 1997+  DECEMBER 31, 1996   JUNE 30, 1997+   DECEMBER 31, 1996
                                                            --------------  -----------------   --------------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .     $ 10.62          $ 10.00           $ 10.14            $ 10.00
                                                               -------          -------           -------            -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . .        0.19             0.12              0.06               0.02
  Net Realized and Unrealized Gain on Investments
   and Foreign Currency Transactions . . . . . . . . . . .        1.07             0.60              1.11               0.12
                                                               -------          -------           -------            -------
Total from Investment Operations . . . . . . . . . . . . .        1.26             0.72              1.17               0.14
                                                               -------          -------           -------            -------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . .          --            (0.08)               --              (0.00)++
  Net Realized Gain from Investment Transactions . . . . .          --            (0.02)               --              (0.00)++
                                                               -------          -------           -------            -------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . .          --            (0.10)               --              (0.00)++
                                                               -------          -------           -------            -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .     $ 11.88          $ 10.62           $ 11.31            $ 10.14
                                                               -------          -------           -------            -------
                                                               -------          -------           -------            -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .       11.86%            7.22%            11.54%              1.57%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . . . .     $36,676          $39,667           $ 1,860               $717
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . . . .        2.12%*           1.64%*            2.06%*             0.67%*
    Expenses, including expenses of the
     EAFE Equity Index Portfolio . . . . . . . . . . . . .        0.40%*           0.40%*            0.65%*             0.65%*
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust. . . . . .        0.28%*           0.48%*            1.03%*             1.70%*

 -----------------
+   Unaudited
++  Less than $0.01
*   Annualized

                  See Notes to Financial Statements on Pages 7 and 8

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Advisor Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The EAFE Equity Index Fund (the "Fund") is offered to investors by its respective Trust.

The EAFE Equity Index Fund offers two classes of shares to investors:
Institutional Class and Advisor Class shares (the "Shares"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest on January 24, 1996.

The Institutional and Advisor shares commenced operations and began offering shares of beneficial interest on January 24, 1996 and June 21, 1996, respectively.

The portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. At June 30, 1997, the Fund's proportionate interest in net assets was 99.99%.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C.  ORGANIZATIONAL EXPENSES

Costs incurred by the Fund in connection with its organization and initial registration is being amortized evenly over a five year period.

D.  DIVIDENDS

It is the Fund's policy to declare and distribute dividends annually for EAFE Equity Index to shareholders from net investment income and net realized short-term and long-term capital gains, if any. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

E.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F.  OTHER

The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% and 0.30 of 1% of average daily net assets for the Institutional Class and Advisor Class, respectively. For the six months ended June 30, 1997, this fee aggregated $38,808 and $1,766 for the Institutional Class and Advisor Class, respectively.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

The EAFE Equity Index Fund's two Classes of shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deduct a transaction fee of 0.25% from purchases, redemptions and exchanges into and out of the Fund. Advisor Class Shares deduct a transaction fee of 0.50% from redemptions and exchanges out of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions).

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows: EAFE Equity Index Fund Institutional Class of Shares to 0.05 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.40 of 1% of the average daily net assets of the Class, including expenses of the Portfolio; EAFE Equity Index Advisor Class of Shares to 0.30 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio, and 0.65 of 1% of the average daily net assets of the Class, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses have been reduced by $59,488 and $5,751 for the Institutional Class and Advisor Class, respectively.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Funds.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3--SHARES OF BENEFICIAL INTEREST

At June 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                        INSTITUTIONAL CLASS SHARES                              ADVISOR CLASS SHARES
                       -------------------------------------------------------     ----------------------------------------------
                           FOR THE SIX MONTHS           FOR THE PERIOD ENDED         FOR THE SIX MONTHS       FOR THE PERIOD ENDED
                           ENDED JUNE 30, 1997+          DECEMBER 31, 1996*          ENDED JUNE 30, 1997+      DECEMBER 31, 1996*
                       -------------------------------------------------------     -----------------------------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT       SHARES      AMOUNT
                      ----------    -----------      ---------    -----------     -------     ----------       ------    --------
Sold                   1,429,282    $14,634,217      3,700,377    $37,717,871     107,002     $1,099,421       73,338    $731,005
Reinvested                    --             --         35,310        371,328          --             --           94         936
Redeemed              (2,078,030)   (24,334,699)            --             --     (13,304)      (132,569)      (2,706)    (27,048)
                      ----------    -----------      ---------    -----------     -------     ----------       ------    --------
Increase (Decrease)     (648,748)   $(9,700,482)     3,735,687    $38,089,199      93,698     $  966,852       70,726    $704,893
                      ----------    -----------      ---------    -----------     -------     ----------       ------    --------
                      ----------    -----------      ---------    -----------     -------     ----------       ------    --------

----------------
+   Unaudited
* Commencement of operations for the EAFE Equity Index Institutional Class and Advisor Class was January 24, 1996 and June 21, 1996, respectively.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                          Description                            Value
------                          -----------                            -----

             COMMON STOCK - 97.64%
             AUSTRALIA - 2.67%
   4,000     Amcor Ltd. (Packaging & Container). . . . . . . . .  $    26,372
   6,370     Boral Ltd. (Buildings Materials). . . . . . . . . .       19,901
   1,300     Brambles Industries Ltd. (Transportation) . . . . .       25,509
  11,753     Broken Hill Proprietary Co. Ltd. (Metals &
             Mining) . . . . . . . . . . . . . . . . . . . . . .      171,555
   3,295     Coca-Cola Amatil Ltd. (Beverages) . . . . . . . . .       42,460
   6,653     Coles Myer Ltd. (Retail). . . . . . . . . . . . . .       34,343
   1,900     CRA Ltd. (Metals & Mining). . . . . . . . . . . . .       32,142
   7,900     CSR Ltd. (Building Materials) . . . . . . . . . . .       30,363
  18,300     Foster's Brewing Group Ltd. (Brewery) . . . . . . .       33,727
   9,700     General Property Trust (Real Estate). . . . . . . .       19,258
   2,235     Gio Australia Holdings Ltd. (Insurance) . . . . . .        6,865
   3,400     ICI Australia Ltd. (Chemicals). . . . . . . . . . .       33,242
   1,439     Lend Lease Corp. Ltd. (Financial Services). . . . .       30,187
  17,739     M.I.M. Holdings Ltd. (Metals & Mining). . . . . . .       26,049
   8,877     National Australia Bank (Financial Services). . . .      126,163
   1,545     Newcrest Mining Ltd. (Metals & Mining) (a). . . . .        4,235
  11,852     News Corporation Ltd. (MultiMedia). . . . . . . . .       56,385
  19,686     Normandy Mining Ltd. (Metals & Mining). . . . . . .       21,976
   6,100     North Ltd. (Metals & Mining). . . . . . . . . . . .       23,079
  10,600     Pacific Dunlop Ltd. (Holding Companies) . . . . . .       31,131
   8,900     Pioneer International Ltd. (Building Materials) . .       34,139
   2,800     Plutonic Resources Ltd. (Metals & Mining) . . . . .        8,685
   6,613     Santos Ltd. (Oil/Gas) . . . . . . . . . . . . . . .       27,596
   4,401     Southcorp Holdings Ltd. (Holding Co.) . . . . . . .       16,354
   1,700     TABCORP Holdings Ltd. (Leisure Time). . . . . . . .        9,170
  15,047     Westfield Trust (Real Estate) . . . . . . . . . . .       30,663
  10,600     Westpac Banking Corp. Ltd. (Banks). . . . . . . . .       63,294
   6,619     WMC Ltd. (Metals & Mining). . . . . . . . . . . . .       41,407
                                                                    ---------
                                                                    1,026,250
                                                                    ---------
             AUSTRIA - 0.36%
     410     Bank Austria AG (Banks) . . . . . . . . . . . . . .       22,739
      70     Boehler-Uddeholm AG (Steel) . . . . . . . . . . . .        5,429
     270     Creditanstalt-Bankverein (Banks). . . . . . . . . .       15,767
      60     EA-Generali AG (Insurance). . . . . . . . . . . . .       15,782
     100     Flughafen Wien AG (Transportation). . . . . . . . .        4,225
     260     Oesterreichisch Elektrizitaetswirtschafts
              AG-A (Utilities) . . . . . . . . . . . . . . . . .       18,316
     160     OMV AG (Oil/Gas). . . . . . . . . . . . . . . . . .       20,500
      90     VA Technologie AG (Oil/Gas) . . . . . . . . . . . .       16,474
      90     Wienerberger Baustoffindustrie AG
              (Building Materials) . . . . . . . . . . . . . . .       18,490
                                                                    ---------
                                                                      137,722
                                                                    ---------

             BELGIUM - 1.08%
     150     Cimenteries CBR Cementbedrijvin
              (Building Materials) . . . . . . . . . . . . . . .       13,769
     450     Delhaize-Le Lion, SA (Foods). . . . . . . . . . . .       23,658
     300     Electrabel SA (Utilities) . . . . . . . . . . . . .       64,339
     237     Fortis AG (Insurance) . . . . . . . . . . . . . . .       48,982
      37     Fortis AG-Strip VVPR (Insurance). . . . . . . . . .            8
     110     Generale de Banque SA (Banks) . . . . . . . . . . .       42,378
      10     Generale de Banque SA-Strip VVPR
              (Banks) (a). . . . . . . . . . . . . . . . . . . .            5
     150     Groupe Bruxelles Lambert SA (Financial
             Services) . . . . . . . . . . . . . . . . . . . . .       25,160
     100     Kredietbank NV (Banks). . . . . . . . . . . . . . .       40,334
     150     PetroFina SA (Oil/Gas). . . . . . . . . . . . . . .       56,850
     100     Royale Belge (Insurance). . . . . . . . . . . . . .       29,068
      50     Solvay SA (Chemicals) . . . . . . . . . . . . . . .       29,486



     100     Tractebel (Utilities) . . . . . . . . . . . . . . .  $    41,725
                                                                    ---------
                                                                      415,762
                                                                    ---------

             DENMARK - 0.86%
     200     Carlsberg AS (Brewery). . . . . . . . . . . . . . .       11,009
     300     Carlsberg AS-B (Brewery). . . . . . . . . . . . . .       16,559
       1     D/S Svendborg AS-B
              (Transportation) . . . . . . . . . . . . . . . . .       51,729
     464     Danisco AS (Food Processing). . . . . . . . . . . .       28,411
     300     Den Danske Bank (Banks) . . . . . . . . . . . . . .       29,228
       1     D/S 1912-B (Transportation) . . . . . . . . . . . .       35,818
     500     FLS Industries AS-B (Building & Construction) . . .       16,967
     445     Novo Nordisk AS-B (Pharmaceuticals) . . . . . . . .       48,589
      48     Sophus Berendsen AS (Diversified) . . . . . . . . .        6,913
     164     Sophus Berendsen AS-B (Commercial
              Services). . . . . . . . . . . . . . . . . . . . .       23,744
     777     Tele Danmark AS-B (Utilities) . . . . . . . . . . .       40,428
     400     Unidanmark AS-A (Banks) . . . . . . . . . . . . . .       22,502
                                                                    ---------
                                                                      331,897
                                                                    ---------

             FINLAND - 0.69%
     200     Cultor Oy (Food Processing) . . . . . . . . . . . .       10,589
   1,100     Kemira Oy (Chemicals) . . . . . . . . . . . . . . .       10,377
     900     Kesko (Retail). . . . . . . . . . . . . . . . . . .       12,683
   4,900     Merita Ltd.-A (Banks) . . . . . . . . . . . . . . .       16,320
     200     Metra Oy-A (Diversified). . . . . . . . . . . . . .        6,161
     200     Metra Oy-B (Diversified). . . . . . . . . . . . . .        6,026
   1,200     Nokia AB-A (Telecommunications Equipment) . . . . .       89,615
     600     Nokia AB-K (Telecommunications Equipment) . . . . .       44,704
     800     Outokumpu Oy-A (Metals & Mining). . . . . . . . . .       15,864
       0+    Rauma Oy (Machinery). . . . . . . . . . . . . . . .            4
     100     Sampo Insurance Co. Ltd.-A (Insurance). . . . . . .        9,722
     100     Stockmann AB-A (Retail) . . . . . . . . . . . . . .        6,007
   1,600     UPM-Kymmene Corp. (Forest Products) . . . . . . . .       36,965
                                                                    ---------
                                                                      265,037
                                                                    ---------

             FRANCE - 6.56%
     202     Accor SA (Hotel/Motel). . . . . . . . . . . . . . .       30,278
     963     Alcatel Alsthom (Telecommunications
              Equipment) . . . . . . . . . . . . . . . . . . . .      120,724
     870     AXA-UAP (Insurance) . . . . . . . . . . . . . . . .       54,162
   1,222     Banque Nationale de Paris (Banks) . . . . . . . . .       50,412
     200     Bouygues (Property & Development) . . . . . . . . .       16,471
     152     Canal Plus (Broadcasting) . . . . . . . . . . . . .       29,618
     225     Carrefour Supermarche SA (Retail) . . . . . . . . .      163,567
     200     Compagnie Bancaire SA (Financial Services). . . . .       25,549
     563     Compagnie de Saint Gobain (Building
              Materials) . . . . . . . . . . . . . . . . . . . .       82,182
  22,000     Compagnie de Suez SA (Financial
              Services) (a). . . . . . . . . . . . . . . . . . .       54,148
     709     Compagnie Financiere de Paribas-A
              (Financial Services) . . . . . . . . . . . . . . .       49,030
     750     Compagnie Generale des Eaux (Diversified) . . . . .       96,193
   1,600     Elf Aquitaine SA (Energy) . . . . . . . . . . . . .      172,781
     200     Eridania Beghin-Say SA (Agriculture). . . . . . . .       29,978
      50     Essilor International (Optical) . . . . . . . . . .       13,499
     600     Etablissements Economiques du Casino
              Guichard-Perrachon (Foods) . . . . . . . . . . . .       29,729
     408     Groupe Danone (Food Processing) . . . . . . . . . .       67,479
     449     Havas SA (Advertising). . . . . . . . . . . . . . .       32,388
     100     Imetal SA (Building & Construction) . . . . . . . .       13,269
     567     Lafarge SA (Building Materials) . . . . . . . . . .       35,299
     850     Lagardere SCA (Diversified) . . . . . . . . . . . .       24,714
     440     L'Air Liquide (Chemicals) . . . . . . . . . . . . .       69,923

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                          Description                            Value
------                          -----------                            -----

     200     Legrand SA (Electronics). . . . . . . . . . . . . .  $    35,258
     385     L'OREAL (Household Products). . . . . . . . . . . .      162,368
     500     LVMH (Moet-Hennessy Louis Vuitton) (Wine
              and Spirits) . . . . . . . . . . . . . . . . . . .      134,560
     360     Lyonnaise des Eaux SA (Diversified) . . . . . . . .       36,300
     810     Michelin-B (Tires & Rubber) . . . . . . . . . . . .       48,688
      50     Pathe SA (Television) . . . . . . . . . . . . . . .        9,930
     450     Pernod Ricard (Beverages) . . . . . . . . . . . . .       23,224
     150     Pinault-Printemps-Redoute SA (Retail) . . . . . . .       72,151
     150     Promodes (Retail) . . . . . . . . . . . . . . . . .       58,482
     300     PSA Peugeot Citroen (Autos & Trucks). . . . . . . .       29,024
   1,931     Rhone-Poulenc-A (Chemicals) . . . . . . . . . . . .       78,937
     708     Sanofi SA (Pharmaceuticals) . . . . . . . . . . . .       69,461
     908     Schneider SA (Electronics). . . . . . . . . . . . .       48,377
     250     Sidel SA (Machinery). . . . . . . . . . . . . . . .       19,375
     100     Simco SA (Real Estate). . . . . . . . . . . . . . .        7,937
     150     Societe BIC SA (Manufacturing). . . . . . . . . . .       24,553
     200     Societe Francaise d'Investissements
              Immobiliers et de Gestion (Real Estate). . . . . .       12,775
     591     Societe Generale (Banks). . . . . . . . . . . . . .       66,036
      50     Sodexho Alliance SA (Foods) . . . . . . . . . . . .       25,626
     950     Thomson CSF (Electronics) . . . . . . . . . . . . .       24,498
   1,428     Total SA-B (Oil/Gas). . . . . . . . . . . . . . . .      144,478
   2,656     Union des Assurances de Paris (UAP)
              (Insurance). . . . . . . . . . . . . . . . . . . .       66,999
   1,800     Usinor Sacilor (Steel). . . . . . . . . . . . . . .       32,499
     500     Valeo SA (Auto Related) . . . . . . . . . . . . . .       31,085
                                                                    ---------
                                                                    2,524,014
                                                                    ---------

             GERMANY - 8.37%
     365     Adidas AG (Consumer Goods). . . . . . . . . . . . .       40,425
   1,355     Allianz AG (Insurance). . . . . . . . . . . . . . .      283,814
      35     AMB Aachener & Muenchener Beteiligungs
              AG (Insurance) . . . . . . . . . . . . . . . . . .       30,931
   3,970     BASF AG (Chemicals) . . . . . . . . . . . . . . . .      146,830
   4,295     Bayer AG (Chemicals). . . . . . . . . . . . . . . .      165,185
   1,885     Bayerische Hypotheken-und Wechsel-Bank
              A.G. (Banks) . . . . . . . . . . . . . . . . . . .       56,412
   1,570     Bayerische Vereinsbank AG (Banks) . . . . . . . . .       64,238
     400     Beiersdorf AG (Cosmetics & Toiletries). . . . . . .       20,659
     550     Continental AG (Tires & Rubber) . . . . . . . . . .       13,666
   3,195     Daimler-Benz AG (Autos & Trucks). . . . . . . . . .      259,436
     760     Degussa AG (Metals & Mining). . . . . . . . . . . .       40,211
   2,965     Deutsche Bank AG (Banks). . . . . . . . . . . . . .      173,381
   2,875     Deutsche Lufthansa AG (Airlines). . . . . . . . . .       55,187
  13,015     Deutsche Telekom (Telecommunications) . . . . . . .      313,686
   2,770     Dresdner Bank AG (Banks). . . . . . . . . . . . . .       95,852
     375     Heidelberger Zement AG (Building &
              Construction). . . . . . . . . . . . . . . . . . .       35,507
     500     Hochtief AG (Engineering & Construction). . . . . .       22,380
      60     Karstadt AG (Retail). . . . . . . . . . . . . . . .       21,382
      65     Linde AG (Machinery). . . . . . . . . . . . . . . .       49,796
      55     MAN AG (Diversified). . . . . . . . . . . . . . . .       16,949
     215     Mannesmann AG (Machinery) . . . . . . . . . . . . .       95,865
   1,140     Merck KGAA (Pharmaceuticals). . . . . . . . . . . .       50,340
     553     Metro AG (Retail) . . . . . . . . . . . . . . . . .       60,644
      45     Muenchener Rueckversicherungs-
              Gesellschaft AG (Insurance). . . . . . . . . . . .      126,277
     120     Preussag AG (Steel) . . . . . . . . . . . . . . . .       35,154
   1,635     RWE AG PN (Oil/Gas) . . . . . . . . . . . . . . . .       56,952
   2,000     RWE AG (Oil/Gas). . . . . . . . . . . . . . . . . .       86,078
     375     SAP AG (Software) . . . . . . . . . . . . . . . . .       75,318
     310     SAP AG-Vorzug (Software). . . . . . . . . . . . . .       64,398


Shares                          Description                            Value
------                          -----------                            -----

     505     Schering AG (Pharmaceuticals) . . . . . . . . . . .  $    54,004
   3,335     Siemens AG (Electrical Equipment) . . . . . . . . .      198,175
     190     Thyssen AG (Steel). . . . . . . . . . . . . . . . .       45,031
   2,925     VEBA AG (Oil/Gas) . . . . . . . . . . . . . . . . .      164,496
     120     Viag AG (Metals & Mining) (a) . . . . . . . . . . .       54,608
      38     Viag AG-New 96 (Diversified). . . . . . . . . . . .       17,238
     170     Volkswagen AG (Consumer Goods). . . . . . . . . . .      130,432
                                                                    ---------
                                                                    3,220,937

             HONG KONG - 3.74%
  10,744     Bank of East Asia Ltd. (Banks). . . . . . . . . . .       44,794
  22,000     Cathay Pacific Airways (Transportation) . . . . . .       45,577
  14,000     Cheung Kong Holdings Ltd. (Real Estate) . . . . . .      138,242
  14,500     China Light & Power Co. Ltd. (Utilities). . . . . .       82,164
  17,000     Hang Lung Development Co. (Real Estate) . . . . . .       31,159
  11,400     Hang Seng Bank Ltd. (Banks) . . . . . . . . . . . .      162,599
  26,680     Hong Kong and China Gas Co. Ltd. (Utilities). . . .       53,379
  69,200     Hong Kong Telecommunications Ltd.
              (Telecommunications) . . . . . . . . . . . . . . .      165,245
  13,000     Hong Kong & Shanghai Hotels Ltd.
              (Hotel/Motel). . . . . . . . . . . . . . . . . . .       20,723
  38,000     Hopewell Holdings Ltd. (Property &
              Development) . . . . . . . . . . . . . . . . . . .       24,034
  23,000     Hutchison Whampoa Ltd. (Diversified). . . . . . . .      198,908
  11,000     Hysan Development Co. Ltd. (Real Estate). . . . . .       32,444
  11,077     New World Development Co. Ltd. (Real
              Estate). . . . . . . . . . . . . . . . . . . . . .       66,056
  12,000     Shangri-La Asia Ltd. (Hotel\Motel). . . . . . . . .       14,405
  21,000     Sino Land Co. (Real Estate) . . . . . . . . . . . .       22,769
  14,000     Sun Hung Kai Properties Ltd. (Real Estate). . . . .      168,510
   9,500     Swire Pacific Ltd.-A (Conglomerate) . . . . . . . .       85,530
   5,000     Television Broadcasts Ltd. (Broadcasting) . . . . .       22,459
  14,000     Wharf Holdings Ltd. (Diversified) . . . . . . . . .       60,718
                                                                    ---------
                                                                    1,439,715
                                                                    ---------

             IRELAND - 0.31%
   4,047     Allied Irish Banks Plc. (Banks) . . . . . . . . . .       30,971
   2,257     CRH Plc. (Building Materials) . . . . . . . . . . .       23,564
   1,305     Greencore Group Plc. (Foods). . . . . . . . . . . .        6,399
   1,239     Independent Newspapers Plc. (Publishing/
              Printing). . . . . . . . . . . . . . . . . . . . .        7,290
   2,984     Irish Life Plc. (Insurance) . . . . . . . . . . . .       15,307
   7,342     Jefferson Smurfit Group Plc. (Packaging &
              Container) . . . . . . . . . . . . . . . . . . . .       21,267
   1,586     Kerry Group Plc. (Foods). . . . . . . . . . . . . .       15,314
                                                                    ---------
                                                                      120,112
                                                                    ---------

             ITALY - 3.00%
   5,229     Assicurazioni Generali (Insurance) (a). . . . . . .       94,961
  13,700     Banca Commerciale Italiana (Banks). . . . . . . . .       28,342
   2,226     Benetton Group SPA (Textiles) . . . . . . . . . . .       35,513
  13,313     Credito Italiano SPA (Financial Services) . . . . .       24,333
   4,810     Edison SPA (Utilities). . . . . . . . . . . . . . .       23,902
  47,431     ENI SPA (Oil/Gas) . . . . . . . . . . . . . . . . .      268,306
   9,413     Fiat SPA PN (Auto and Trucks) . . . . . . . . . . .       17,371
  19,804     Fiat SPA (Auto and Trucks). . . . . . . . . . . . .       71,232
   6,520     Istituto Bancario San Paolo di Torino (Banks) . . .       47,477
   3,558     Istituto Mobiliare Italiano SPA (Financial
              Services). . . . . . . . . . . . . . . . . . . . .       31,994
  24,686     Istituto Nazionale delle Assicurazioni
              (Insurance). . . . . . . . . . . . . . . . . . . .       37,577
   5,851     Italgas SPA (Utilities) . . . . . . . . . . . . . .       18,913
   9,613     Mediaset SPA (Television) . . . . . . . . . . . . .       40,763

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                          Description                            Value
------                          -----------                            -----

   4,729     Mediobanca SPA (Financial Services) (a) . . . . . .  $    28,683
  47,392     Montedison SPA (Chemicals). . . . . . . . . . . . .       31,251
  19,672     Olivetti Group (Computers) (a). . . . . . . . . . .        5,567
   9,197     Parmalat Finanziaria SPA (Financial Services) . . .       13,000
  13,436     Pirelli SPA (Tires & Rubber). . . . . . . . . . . .       33,244
   3,362     Riunione Adriatica di Sicurta SPA (Insurance) . . .       26,576
  39,366     Telecom Italia Mobile SPA
              (Telecommunications) . . . . . . . . . . . . . . .      127,248
  15,203     Telecom Italia SPA (Telecommunications) . . . . . .       30,066
  39,366     Telecom Italia SPA (Telecommunications) . . . . . .      117,762
                                                                    ---------
                                                                    1,154,081
                                                                    ---------

             JAPAN - 31.86%
   1,000     Acom Company, Ltd. (Financial Services) . . . . . .       48,239
     500     Advantest Corp. (Analytical Instruments &
              Optical) . . . . . . . . . . . . . . . . . . . . .       38,451
   4,000     Ajinomoto Co., Inc. (Food Processing) . . . . . . .       42,996
   3,000     Amada Co., Ltd. (Machinery) . . . . . . . . . . . .       26,479
  14,000     Asahi Bank Ltd. (Banks) . . . . . . . . . . . . . .      119,287
   3,000     Asahi Breweries Ltd. (Brewery). . . . . . . . . . .       44,831
   8,000     Asahi Chemical Industry Co. Ltd. (Textiles) . . . .       47,890
   7,000     Asahi Glass Co. Ltd. (Building Materials) . . . . .       69,737
  28,000     Bank of Tokyo-Mitsubishi Ltd. (Banks) . . . . . . .      562,789
  14,000     Bank of Yokohama Ltd. (Banks) . . . . . . . . . . .       78,913
   5,000     Bridgestone Corp. (Tires & Rubber). . . . . . . . .      116,228
   5,000     Canon, Inc. (Capital Equipment) . . . . . . . . . .      136,328
   3,000     Casio Computer Co. Ltd. (Electronics) . . . . . . .       26,138
   5,000     Chiba Bank Ltd. (Banks) . . . . . . . . . . . . . .       29,800
   8,000     Chichibu Onoda Cement Corp. (Building &
              Construction). . . . . . . . . . . . . . . . . . .       31,390
   4,000     Citizen Watch Co. Ltd. (Jewelry). . . . . . . . . .       30,901
   7,000     Cosmo Oil Co. Ltd. (Oil/Gas). . . . . . . . . . . .       33,523
     800     Credit Saison Co. Ltd. (Retail) . . . . . . . . . .       19,575
   4,000     Dai Nippon Printing Co. Ltd. (Publishing/
              Printing). . . . . . . . . . . . . . . . . . . . .       90,536
   4,000     Daiei Inc. (Retail) . . . . . . . . . . . . . . . .       25,693
   2,000     Daiichi Pharmaceutical (Pharmaceuticals). . . . . .       35,305
   5,000     Daikin Industries Ltd. (Building Materials) . . . .       45,443
   9,000     Dainippon Ink & Chemicals, Inc. (Chemicals) . . . .       38,853
   3,000     Daiwa House Industry Co. Ltd. (Industrial). . . . .       36,704
   8,000     Daiwa Securities Co. Ltd. (Financial Services). . .       63,200
   5,000     Denso Corp. (Electrical Equipment). . . . . . . . .      119,724
      24     East Japan Railway Co. (Transportation) . . . . . .      123,324
   2,000     Ebara Corp. (Machinery) . . . . . . . . . . . . . .       30,062
   2,000     Eisai Co. Ltd. (Pharmaceuticals). . . . . . . . . .       37,927
   1,400     Fanuc (Electronics) . . . . . . . . . . . . . . . .       53,832
  17,000     Fuji Bank Ltd. (Banks). . . . . . . . . . . . . . .      255,527
   3,000     Fuji Photo Film Co. (Chemicals) . . . . . . . . . .      120,860
   5,000     Fujikura Ltd. (Electrical Equipment). . . . . . . .       46,753
   1,000     Fujita Kanko, Inc. (Hotel/Motel). . . . . . . . . .       12,584
  11,000     Fujitsu Ltd. (Computers). . . . . . . . . . . . . .      152,845
   9,000     Furukawa Electric Co. Ltd. (Metals & Mining). . . .       57,336
   3,000     Gunma Bank (Banks). . . . . . . . . . . . . . . . .       27,003
   5,000     Hankyu Corp. (Railroads). . . . . . . . . . . . . .       27,659
  20,000     Hitachi Ltd. (Capital Equipment). . . . . . . . . .      223,718
   6,000     Hitachi Zosen Corp. (Steel) . . . . . . . . . . . .       23,910
   6,000     Honda Motor Co. Ltd. (Autos & Trucks) . . . . . . .      180,897
   1,000     House Foods Industry (Foods). . . . . . . . . . . .       17,740
   1,000     Hoya Corp. (Glass Products) . . . . . . . . . . . .       44,569
   2,000     INAX (Building & Construction). . . . . . . . . . .       14,996
  15,000     Industrial Bank of Japan (Banks). . . . . . . . . .      233,330
   8,000     Itochu Corp. (Distribution/Wholesale) . . . . . . .       43,136
   2,000     Ito-Yokado Co. Ltd. (Retail). . . . . . . . . . . .      116,228

Shares                          Description                            Value
------                          -----------                            -----

  10,000     Japan Airlines (Transportation) (a) . . . . . . . .  $    45,530
  18,000     Japan Energy Corp. (Oil/Gas). . . . . . . . . . . .       47,190
   4,000     Joyo Bank (Banks) . . . . . . . . . . . . . . . . .       22,127
   2,000     JUSCO Co. (Retail). . . . . . . . . . . . . . . . .       67,640
   6,000     Kajima Corp. (Engineering & Construction) . . . . .       35,183
   2,000     Kandenko Co., Ltd. (Engineering &
              Construction). . . . . . . . . . . . . . . . . . .       18,876
   5,800     Kansai Electric Power Co., Inc. (Utilities) . . . .      112,016
   3,000     Kao Corp. (Household Products). . . . . . . . . . .       41,685
   8,000     Kawasaki Heavy Industries Ltd. (Engineering
              & Construction). . . . . . . . . . . . . . . . . .       37,263
  19,000     Kawasaki Steel Corp. (Steel). . . . . . . . . . . .       61,933
   4,000     Kinden Corp. (Engineering & Construction) . . . . .       56,629
  10,000     Kinki Nippon Railway (Transportation) . . . . . . .       61,173
   6,000     Kirin Brewery Co. Ltd. (Brewery). . . . . . . . . .       62,396
   2,000     Kokuyo (Office Equipment & Computers) . . . . . . .       54,182
   6,000     Komatsu Ltd. (Machinery). . . . . . . . . . . . . .       48,763
   8,000     Kubota Corp. (Machinery). . . . . . . . . . . . . .       39,220
  11,000     Kumagai Gumi Co., Ltd. (Engineering &
              Construction). . . . . . . . . . . . . . . . . . .       18,361
   4,000     Kuraray Co. Ltd. (Textiles) . . . . . . . . . . . .       39,850
   2,000     Kurita Water Industries (Capital Equipment) . . . .       53,308
   1,000     Kyocera Corp. (Capital Equipment) . . . . . . . . .       79,525
   3,000     Kyowa Hakko Kogyo (Chemicals) . . . . . . . . . . .       22,494
  11,000     Marubeni Corp. (Distribution/Wholesale) . . . . . .       49,987
   2,000     Marui Co. Ltd. (Retail) . . . . . . . . . . . . . .       37,228
  12,000     Matsushita Electric Industrial Co. Ltd.
              (Electronics). . . . . . . . . . . . . . . . . . .      242,244
   5,000     Meiji Seika (Pharmaceuticals) . . . . . . . . . . .       27,528
   5,000     Minebea Co. Ltd. (Electronics). . . . . . . . . . .       53,308
  13,000     Mitsubishi Chemical Corp. (Chemicals) . . . . . . .       42,489
   9,000     Mitsubishi Corp. (Distribution/Wholesale) . . . . .      112,471
  13,000     Mitsubishi Electric Corp. (Capital Equipment) . . .       72,822
   8,000     Mitsubishi Estate Co. Ltd. (Financial Services) . .      116,053
  20,000     Mitsubishi Heavy Industries Ltd. (Aerospace). . . .      153,631
   7,000     Mitsubishi Materials Corp. (Metals & Mining). . . .       28,017
   8,000     Mitsubishi Trust & Banking Corp. (Banks). . . . . .      126,540
   5,000     Mitsui Fudosan Co. Ltd. (Real Estate) . . . . . . .       69,038
   7,000     Mitsui Marine & Fire Insurance Co. Ltd.
              (Insurance). . . . . . . . . . . . . . . . . . . .       50,651
   6,000     Mitsui O.S.K. Lines Ltd. (Transportation) (a) . . .       12,374
  10,000     Mitsui Toatsu Chemicals Inc. (Chemicals). . . . . .       27,528
   7,000     Mitsui Trust & Banking Co. Ltd. (Banks) . . . . . .       52,914
   9,000     Mitsui & Co. (Distribution/Wholesale) . . . . . . .       86,516
   8,000     Mitsukoshi Ltd. (Retail). . . . . . . . . . . . . .       56,978
   1,000     Murata Manufacturing Co., Ltd. (Electrical
              Equipment) . . . . . . . . . . . . . . . . . . . .       39,850
   2,000     Mycal Corp. (Foods) . . . . . . . . . . . . . . . .       28,839
   9,000     NEC Corp. (Electronics) . . . . . . . . . . . . . .      125,841
   8,000     Nichirei Corp. (Foods). . . . . . . . . . . . . . .       39,920
   5,000     Nikon Corp. (Manufacturing) . . . . . . . . . . . .       84,331
   6,000     Nippon Express Co. Ltd. (Trucking & Leasing). . . .       47,977
   2,000     Nippon Meat Packers, Inc. (Food Processing) . . . .       25,867
   7,000     Nippon Oil Co. Ltd. (Oil/Gas) . . . . . . . . . . .       38,355
   6,000     Nippon Paper Industries Co. (Forest Products) . . .       34,764
  41,000     Nippon Steel Corp. (Steel). . . . . . . . . . . . .      131,137
     350     Nippon Telegraph & Telephone
              (Telecommunications) . . . . . . . . . . . . . . .      333,392
  12,000     Nippon Yusen Kabushiki Kaisha
              (Transportation) . . . . . . . . . . . . . . . . .       46,666
   4,000     Nishimatsu Construction (Engineering &
              Construction). . . . . . . . . . . . . . . . . . .       27,965
  15,000     Nissan Motor Co. Ltd. (Autos & Trucks). . . . . . .      116,534

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                          Description                            Value
------                          -----------                            -----

   2,000     Nisshinbo Industries, Inc. (Textiles) . . . . . . .  $    18,177
   2,000     Nissin Food Products Co. Ltd. (Food
              Processing). . . . . . . . . . . . . . . . . . . .       52,084
  21,000     NKK Corp. (Steel) . . . . . . . . . . . . . . . . .       45,146
  12,000     Nomura Securities Co. Ltd. (Financial
              Services). . . . . . . . . . . . . . . . . . . . .      165,691
   6,000     NSK Ltd. (Machinery). . . . . . . . . . . . . . . .       38,644
   4,000     NTN Corp. (Metals & Mining) . . . . . . . . . . . .       22,407
  10,000     Obayashi Corp. (Capital Equipment). . . . . . . . .       67,028
   7,000     Odakyu Electric Railway (Transportation). . . . . .       41,597
  12,000     Oji Paper Co. Ltd. (Forest Products). . . . . . . .       74,351
   2,000     Olympus Optical Co. Ltd. (Medical Supplies) . . . .       18,002
   1,000     Omron Corp. (Electronics) . . . . . . . . . . . . .       21,236
   2,000     Onward Kashiyama Co. Ltd. (Textiles). . . . . . . .       33,208
  15,000     Osaka Gas Co. Ltd. (Utilities). . . . . . . . . . .       43,127
   1,000     Pioneer Electronic Corp.
              (Telecommunications) . . . . . . . . . . . . . . .       24,294
   1,000     Rohm Co. (Electronics). . . . . . . . . . . . . . .      103,120
  20,000     Sakura Bank Ltd. (Banks). . . . . . . . . . . . . .      153,456
   3,000     Sankyo Co. Ltd. (Pharmaceuticals) . . . . . . . . .      100,935
  11,000     Sanyo Electric Co. Ltd. (Electronics) . . . . . . .       49,410
   4,000     Sapporo Breweries Ltd. (Brewery). . . . . . . . . .       33,278
   1,000     Secom (Electronics) . . . . . . . . . . . . . . . .       73,495
   1,800     Sega Enterprises (Toys) . . . . . . . . . . . . . .       59,775
   3,000     Sekisui Chemical Co. Ltd. (Chemicals) . . . . . . .       30,412
   4,000     Sekisui House Ltd. (Manufactured Housing) . . . . .       40,549
   7,000     Sharp Corp. (Electronics) . . . . . . . . . . . . .       96,653
   5,000     Shimizu Corp. (Engineering & Construction). . . . .       30,018
   2,000     Shin-Etsu Chemical Co. Ltd. (Chemicals) . . . . . .       53,133
   4,000     Shiseido Co. Ltd. (Household Products). . . . . . .       66,067
   5,000     Shizuoka Bank (Banks) . . . . . . . . . . . . . . .       57,240
  12,000     Showa Denko K.K. (Chemicals). . . . . . . . . . . .       31,460
   3,000     Snow Brand Milk Products (Foods). . . . . . . . . .       15,468
   2,300     Sony Corp. (Electronics). . . . . . . . . . . . . .      200,795
  19,000     Sumitomo Bank Ltd. (Banks). . . . . . . . . . . . .      312,156
  10,000     Sumitomo Chemical Co. (Chemicals) . . . . . . . . .       45,355
   6,000     Sumitomo Corp. (Distribution/Wholesale) . . . . . .       57,153
   4,000     Sumitomo Electric Industries (Electrical
              Equipment) . . . . . . . . . . . . . . . . . . . .       67,115
   2,000     Sumitomo Forestry Co. Ltd. (Forest Products). . . .       22,022
  10,000     Sumitomo Marine & Fire (Insurance). . . . . . . . .       82,146
  19,000     Sumitomo Metal Industries (Steel) . . . . . . . . .       54,129
   7,000     Sumitomo Metal Mining Co. (Metals & Mining) . . . .       49,550
   6,000     Taisei Corp. (Engineering & Construction) . . . . .       27,842
   2,000     Taisho Pharmaceutical Co. (Pharmaceuticals) . . . .       54,007
   2,000     Takashimaya Co. Ltd. (Retail) . . . . . . . . . . .       27,266
   5,000     Takeda Chemical Industries (Pharmaceuticals). . . .      140,697
  16,000     Teijin Ltd. (Textiles). . . . . . . . . . . . . . .       75,505
   7,000     Tobu Railway Co. Ltd. (Transportation). . . . . . .       32,360
     300     Toho Co. (Entertainment). . . . . . . . . . . . . .       49,550
   3,000     Tohoku Electric Power (Utilities) . . . . . . . . .       53,482
  12,000     Tokai Bank (Banks). . . . . . . . . . . . . . . . .      123,744
   9,000     Tokio Marine & Fire Insurance Co. (Insurance) . . .      117,976
   1,000     Tokyo Broadcasting System (Broadcasting). . . . . .       20,537
   2,000     Tokyo Dome Corp. (Entertainment). . . . . . . . . .       26,916
   8,000     Tokyo Electric Power Co. (Utilities). . . . . . . .      168,487
     900     Tokyo Electron Ltd. (Electronics) . . . . . . . . .       43,101
  14,000     Tokyo Gas Co. Ltd. (Utilities). . . . . . . . . . .       38,906
   6,000     Tokyu Corp. (Transportation). . . . . . . . . . . .       37,280
   4,000     Toppan Printing Co. Ltd. (Publishing/Printing). . .       62,921
   8,000     Toray Industries, Inc. (Chemicals). . . . . . . . .       57,118
   1,000     Tostem Corp. (Building Materials) . . . . . . . . .       27,703
   5,000     Toto Ltd. (Industrial). . . . . . . . . . . . . . .       61,610

Shares                          Description                            Value
------                          -----------                            -----

   1,000     Toyo Seikan Kaisha (Packaging & Container). . . . .  $    22,197
   8,000     Toyobo Ltd. (Textiles). . . . . . . . . . . . . . .       21,183
   2,000     Toyoda Automatic Loom Works (Machinery) . . . . . .       45,443
  22,000     Toyota Motor Corp. (Consumer Goods) . . . . . . . .      649,830
  11,000     Ube Industries Ltd. (Chemicals) . . . . . . . . . .       32,011
   2,000     Uny Co. Ltd. (Retail) . . . . . . . . . . . . . . .       39,150
   3,000     Wacoal Corp. (Textiles) . . . . . . . . . . . . . .       37,228
   2,000     Yamaha Corp. (Diversified). . . . . . . . . . . . .       36,703
  14,000     Yamaichi Securities Co. Ltd. (Financial
              Services). . . . . . . . . . . . . . . . . . . . .       41,719
   2,000     Yamanouchi Pharmaceutical Co. Ltd.
              (Pharmaceuticals). . . . . . . . . . . . . . . . .       53,832
   5,000     Yamato Transport Co. Ltd. (Trucking &
              Leasing) . . . . . . . . . . . . . . . . . . . . .       62,483
   2,000     Yamazaki Baking Co. Ltd. (Food Processing). . . . .       35,305
   4,000     Yasuda Trust & Banking (Banks). . . . . . . . . . .       15,310
                                                                   ----------
                                                                   12,257,572
                                                                   ----------

             MALAYSIA - 2.04%
   2,000     AMMB Holdings BHD (Banks) (a) . . . . . . . . . . .       12,441
   3,000     Commerce Asset Holdings BHD (Banks) . . . . . . . .        7,904
   5,000     DCB Holdings BHD (Banks). . . . . . . . . . . . . .       15,848
   1,000     Edaran Otomobil Nasional BHD (Consumer
              Goods) . . . . . . . . . . . . . . . . . . . . . .        8,518
   3,750     Ekran BHD (Holding Companies) . . . . . . . . . . .        7,340
  13,000     Golden Hope Plantations BHD (Agriculture) . . . . .       22,353
   8,000     Hong Leong Properties BHD (Real Estate) . . . . . .        9,097
   3,000     Hume Industries (Malaysia) BHD (Building
              Materials) . . . . . . . . . . . . . . . . . . . .       13,788
  23,000     IOI Corp. BHD (Diversified) (a) . . . . . . . . . .       26,244
   3,000     Jaya Tiasa Holdings BHD (Materials) . . . . . . . .       15,095
   4,000     Kuala Lumpur Kepong BHD (Agriculture) . . . . . . .        9,905
   3,000     Land & General BHD (Holding Companies). . . . . . .        3,447
  23,000     Magnum Corp. BHD (Entertainment). . . . . . . . . .       34,628
   6,800     Malayan Banking BHD (Banks) . . . . . . . . . . . .       71,395
   6,000     Malaysia International Shipping BHD
              (Transportation) . . . . . . . . . . . . . . . . .       15,571
  10,000     Malaysian Airline System BHD
              (Transportation) . . . . . . . . . . . . . . . . .       24,960
   6,000     Malaysian Resources Corp. BHD (Real
              Estate). . . . . . . . . . . . . . . . . . . . . .       16,521
   7,000     MBF Capital BHD (Financial Services). . . . . . . .       12,868
  13,000     Multi-Purpose Holdings BHD (Diversified). . . . . .       18,233
   3,000     Nestle (Malaysia) BHD (Food Processing) . . . . . .       22,464
   2,000     Oriental Holdings BHD (Autos & Trucks). . . . . . .       15,055
   3,000     Perusahaan Otomobil Nasional BHD (Autos
              & Trucks). . . . . . . . . . . . . . . . . . . . .       14,025
  13,333     Public Bank BHD (Banks) . . . . . . . . . . . . . .       20,813
   4,000     Rashid Hussain BHD (Financial Services) (a) . . . .       25,357
   6,000     Resorts World BHD (Entertainment) . . . . . . . . .       18,067
   2,000     Rothmans of Pall Mall (Malaysia) BHD
              (Tobacco). . . . . . . . . . . . . . . . . . . . .       19,651
  14,000     Sime Darby BHD (Holding Companies). . . . . . . . .       46,593
  10,000     Technology Resources Industries BHD
              (Telecommunications) (a) . . . . . . . . . . . . .       17,195
  17,500     Telekom Malaysia BHD (Telecommunications) . . . . .       81,815
  18,000     Tenaga Nasional BHD (Utilities) . . . . . . . . . .       87,718
   6,000     Time Engineering BHD (Diversified). . . . . . . . .        9,081
   3,000     UMW Holdings BHD (Autos & Trucks) . . . . . . . . .       14,144
   5,000     United Engineers Ltd. (Engineering &
              Construction). . . . . . . . . . . . . . . . . . .       36,053
   3,500     YTL Corp. BHD (Engineering & Construction). . . . .       10,816
                                                                    ---------
                                                                      785,003
                                                                    ---------

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                          Description                            Value
------                          -----------                            -----

             NETHERLANDS - 4.94%
   8,144     ABN Amro Holding NV (Banks) . . . . . . . . . . . .  $   152,131
     507     Akzo Nobel (Chemicals). . . . . . . . . . . . . . .       69,608
   3,948     Elsevier NV (Publishing/Printing) . . . . . . . . .       66,092
     361     Heineken NV (Brewery) . . . . . . . . . . . . . . .       61,724
   4,890     ING Groep NV (Financial Services) . . . . . . . . .      225,869
     760     KLM Royal Dutch Air Lines NV (Transportation) . . .       23,468
   1,001     Koninklijke Ahold NV (Retail) . . . . . . . . . . .       84,605
      76     Oce-Van Der Grinten NV (Office Equipment
              & Computers) . . . . . . . . . . . . . . . . . . .        9,821
   2,097     Philips Electronics NV (Electronics). . . . . . . .      150,481
  12,716     Royal Dutch Petroleum Co. (Oil/Gas) . . . . . . . .      662,636
   3,055     Royal PTT Nederland NV (Commercial
              Services). . . . . . . . . . . . . . . . . . . . .      120,061
   1,004     Unilever NV-CVA (Food Processing) . . . . . . . . .      211,735
     494     Wolters Kluwer NV-CVA (Publishing/Printing) . . . .       60,259
                                                                    ---------
                                                                    1,898,490
                                                                    ---------

             NEW ZEALAND - 0.36%
  20,319     Brierley Investments Ltd. (Investment
             Companies). . . . . . . . . . . . . . . . . . . . .       19,832
  10,803     Carter Holt Harvey Ltd. (Forest Products) . . . . .       27,898
   1,952     Fletcher Challenge Building (Building
             Materials). . . . . . . . . . . . . . . . . . . . .        5,861
   1,916     Fletcher Challenge Energy (Oil/Gas) . . . . . . . .        5,779
     308     Fletcher Challenge Forests (Forestry) . . . . . . .            0
   3,832     Fletcher Challenge Paper (Forest Products). . . . .        9,272
   5,349     Lion Nathan Ltd. (Brewery). . . . . . . . . . . . .       13,524
  10,818     Telecom Corp. of New Zealand Ltd.
              (Telecommunications) . . . . . . . . . . . . . . .       54,993
                                                                    ---------
                                                                      137,159
                                                                    ---------

             NORWAY - 0.52%
     900     Aker RGI ASA-A (Oil Equipment & Services) . . . . .       17,703
     180     Aker RGI ASA-B (Oil Equipment & Services) . . . . .        3,172
     500     Bergesen d.y. ASA-A (Transportation). . . . . . . .       11,850
   3,250     Christiania Bank Og Kreditkasse (Financial
             Services) . . . . . . . . . . . . . . . . . . . . .       11,054
     600     Hafslund ASA-A (Utilities). . . . . . . . . . . . .        3,606
     200     Kvaerner ASA (Engineering). . . . . . . . . . . . .       12,116
   1,350     Norsk Hydro ASA (Energy). . . . . . . . . . . . . .       73,578
     400     Norske Skogindustrier ASA-A (Paper) . . . . . . . .       13,878
     600     Nycomed ASA-A (Medical Supplies). . . . . . . . . .        8,851
     250     Orkla ASA-A (Manufacturing) . . . . . . . . . . . .       18,441
     350     Petroleum Geo-Services ASA (Oil/Gas) (a). . . . . .       16,877
   1,650     Storebrand ASA (Insurance) (a). . . . . . . . . . .        9,849
                                                                    ---------
                                                                      200,975
                                                                    ---------

             SINGAPORE - 1.08%
   5,000     City Developments Ltd. (Real Estate). . . . . . . .       48,958
   2,000     Cycle & Carriage Ltd. (Retail). . . . . . . . . . .       20,702
   7,000     DBS Land Ltd. (Real Estate) . . . . . . . . . . . .       22,129
   2,000     Development Bank of Singapore Ltd. (Banks). . . . .       25,178
   3,000     Fraser & Neave Ltd. (Beverages) . . . . . . . . . .       21,402
   4,750     Keppel Corp. Ltd. (Transportation). . . . . . . . .       21,095
   3,702     Oversea-Chinese Banking Corp. Ltd. (Banks). . . . .       38,315
   4,000     Parkway Holdings Ltd. (Diversified) . . . . . . . .       17,904
   5,000     Singapore Airlines Ltd. (Transportation). . . . . .       44,762
   1,000     Singapore Press Holdings Ltd. (Publishing/
              Printing). . . . . . . . . . . . . . . . . . . . .       20,143
   7,000     Singapore Technologies Industrial Corp.
              (Holding Companies). . . . . . . . . . . . . . . .       18,017
  36,000     Singapore Telecommunications, Ltd.
              (Utilities) (a). . . . . . . . . . . . . . . . . .       66,471


Shares                          Description                            Value
------                          -----------                            -----

  12,000     United Industrial Corp. Ltd. (Diversified). . . . .  $     9,064
   4,000     United Overseas Bank Ltd. (Banks) . . . . . . . . .       41,125
                                                                    ---------
                                                                      415,265

             SPAIN - 2.37%
      98     Acerinox SA (Steel) . . . . . . . . . . . . . . . .       18,398
   2,442     Autopistas Concesionaria Espanola SA
              (Engineering & Construction) . . . . . . . . . . .       33,209
   1,333     Banco Bilbao Vizcaya SA (Banks) . . . . . . . . . .      108,493
   1,066     Banco Central Hispanoamericano SA (Banks) . . . . .       39,068
   2,841     Banco Santander SA (Banks). . . . . . . . . . . . .       87,701
     988     Corporacion Bancaria de Espana SA (Banks) . . . . .       55,423
     430     Corporacion Mapfre (Insurance). . . . . . . . . . .       22,922
   1,542     Empresa Nacional de Electridad SA (Utilities) . . .      129,697
     268     Gas Natural SDG SA (Utilities). . . . . . . . . . .       58,659
   5,399     Iberdrola SA (Utilities). . . . . . . . . . . . . .       68,281
   1,779     Repsol SA (Oil/Gas) . . . . . . . . . . . . . . . .       75,360
     470     Sociedade General de Aguas de Barcelona
              SA (Diversified) . . . . . . . . . . . . . . . . .       19,270
     297     Tabacalera SA (Tobacco) . . . . . . . . . . . . . .       15,974
   5,571     Telefonica de Espana (Telecommunications) . . . . .      161,368
   2,023     Union Electrica Fenosa SA (Utilities) . . . . . . .       18,432
                                                                    ---------
                                                                      912,255
                                                                    ---------

             SWEDEN - 2.45%
   4,000     ABB AB-A (Machinery). . . . . . . . . . . . . . . .       56,127
   1,000     ABB AB-B (Machinery). . . . . . . . . . . . . . . .       13,967
     800     AGA AB-A (Chemicals). . . . . . . . . . . . . . . .       10,863
   7,967     Astra AB-A (Pharmaceuticals). . . . . . . . . . . .      148,360
   2,967     Astra AB-B (Pharmaceuticals). . . . . . . . . . . .       52,753
   1,400     Atlas Copco AB-A (Machinery). . . . . . . . . . . .       36,573
     700     Electrolux AB-Ser. B (Furniture). . . . . . . . . .       50,515
     400     Granges AB (Metal) (a). . . . . . . . . . . . . . .        5,380
   1,200     Hennes & Mauritz AB-B (Retail). . . . . . . . . . .       42,988
     300     Securitas AB-B (Commercial Services). . . . . . . .        8,458
     800     Skandia Forsakrings AB (Insurance). . . . . . . . .       29,486
   3,500     Skandinaviska Enskilda Banken-A (Banks) . . . . . .       37,796
     700     Skanska AB-B (Engineering). . . . . . . . . . . . .       30,961
   1,500     Stora Kopparbergs Bergslags Aktiebolag-A
              (Forest Products). . . . . . . . . . . . . . . . .       24,249
   1,700     Svenska Cellulosa AB-B (Forest Products). . . . . .       36,166
   1,900     Svenska Handelsbanken-A (Banks) . . . . . . . . . .       60,816
   1,900     Swedish Match AB (Tobacco). . . . . . . . . . . . .        6,389
   5,700     Telefonaktiebolaget LM Ericsson-B
              (Telecommunications) . . . . . . . . . . . . . . .      224,465
     600     Volvo AB-A (Autos & Trucks) . . . . . . . . . . . .       16,140
   1,900     Volvo AB-B (Autos & Trucks) . . . . . . . . . . . .       50,863
                                                                    ---------
                                                                      943,315
                                                                    ---------

             SWITZERLAND - 6.31%
      45     ABB AG-Bearer (Machinery) . . . . . . . . . . . . .       68,215
     100     Adecco SA (Commercial Services) . . . . . . . . . .       38,411
      25     Alusuisse-Lonza Holding AG (Holding
             Companies). . . . . . . . . . . . . . . . . . . . .       25,928
   1,100     Credit Suisse Group (Banks) . . . . . . . . . . . .      141,471
      40     Holderbank Financiere Glarus AG-B
              (Building Materials) . . . . . . . . . . . . . . .       37,835
     230     Nestle SA (Foods) . . . . . . . . . . . . . . . . .      303,848
     398     Novartis AG (Medical) . . . . . . . . . . . . . . .      637,171
      15     Novartis AG-Bearer (Medical). . . . . . . . . . . .       23,993
       9     Roche Holding AG-Bearer (Pharmaceuticals) . . . . .      123,774
      42     Roche Holding AG-Genusschine
              (Pharmaceuticals). . . . . . . . . . . . . . . . .      380,417

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                          Description                            Value
------                          -----------                            -----

      20     Sairgroup (Transportation) (a). . . . . . . . . . .  $    22,443
      10     Schindler Holding AG (Machinery). . . . . . . . . .       12,861
      90     Schweizerische Rueckversicherungs-
              Gesellschaft (Insurance) . . . . . . . . . . . . .      127,478
     450     Schweizerischer Bankverein (Banks). . . . . . . . .      120,533
      15     SGS Societe Generale de Surveillance
              Holding SA (Commercial Services) . . . . . . . . .       32,101
     100     Societe Suisse pour la Microelectronique et
              l'Horlogerie AG (Jewelry). . . . . . . . . . . . .       13,564
      25     Societe Suisse pour la Microelectronique et
              l'Horlogerie AG-Bearer (Jewelry) . . . . . . . . .       14,301
      25     Sulzer AG (Manufacturing) . . . . . . . . . . . . .       21,435
     150     UBS (Banks) . . . . . . . . . . . . . . . . . . . .       34,365
     120     UBS-Bearer (Banks). . . . . . . . . . . . . . . . .      137,458
     275     Zurich Versicherungsgesellschaft (Insurance). . . .      109,593
                                                                    ---------
                                                                    2,427,195
                                                                    ---------

             UNITED KINGDOM - 18.07%
   8,344     Abbey National Plc. (Banks) . . . . . . . . . . . .      113,873
   2,891     Anglian Water Plc. (Utilities). . . . . . . . . . .       31,347
   3,286     Arjo Wiggins Appleton Plc. (Paper). . . . . . . . .        9,625
   6,034     Associated British Foods Plc. (Food
              Processing). . . . . . . . . . . . . . . . . . . .       52,070
   8,970     Barclays Plc. (Banks) . . . . . . . . . . . . . . .      177,951
   5,245     Bass Plc. (Brewery) . . . . . . . . . . . . . . . .       63,985
   6,199     BBA Group Plc. (Auto Related) . . . . . . . . . . .       36,625
  26,120     BG Plc. (Oil/Gas) . . . . . . . . . . . . . . . . .       96,072
   2,793     BICC Group Plc. (Wire & Cable). . . . . . . . . . .        8,204
   4,385     Blue Circle Industries Plc. (Building Materials). .       31,235
   2,869     BOC Group Plc. (Chemicals). . . . . . . . . . . . .       49,897
   5,359     Boots Co. Plc. (Retail) . . . . . . . . . . . . . .       62,745
   5,493     BPB Plc. (Paper). . . . . . . . . . . . . . . . . .       29,666
   2,553     British Aerospace Plc. (Aerospace). . . . . . . . .       56,787
   5,945     British Airways Plc. (Transportation) . . . . . . .       67,726
   3,600     British Land Co. Plc. (Real Estate) . . . . . . . .       33,912
  33,703     British Petroleum Co. Plc. (Oil/Gas). . . . . . . .      418,726
  10,170     British Sky Broadcasting Group Plc.
              (Broadcasting) . . . . . . . . . . . . . . . . . .       74,474
  14,109     British Steel Plc. (Steel). . . . . . . . . . . . .       34,988
  37,305     British Telecommunications Plc.
              (Telecommunications) . . . . . . . . . . . . . . .      276,907
  24,223     BTR Plc. (Holding Companies). . . . . . . . . . . .       82,846
   2,079     Burmah Castrol Plc. (Oil/Gas) . . . . . . . . . . .       35,206
  18,774     B.A.T. Industries Plc. (Tobacco). . . . . . . . . .      167,945
  13,181     Cable & Wireless Plc. (Telecommunications). . . . .      121,203
   5,936     Cadbury Schweppes Plc. (Beverages). . . . . . . . .       52,904
   2,073     Caradon Plc. (Holding Companies). . . . . . . . . .        6,952
   3,997     Carlton Communications Plc. (Broadcasting). . . . .       33,760
  44,671     Centrica Plc. (Oil/Gas) (a) . . . . . . . . . . . .       54,458
   2,063     Chubb Security Plc. (Electronics) (a) . . . . . . .       15,399
   4,795     Commercial Union Plc. (Insurance) . . . . . . . . .       50,396
   2,789     Electrocomponents Plc. (Electronics). . . . . . . .       20,818
   2,556     EMI Group Plc. (Entertainment). . . . . . . . . . .       45,836
   3,338     FKI Plc. (Manufacturing). . . . . . . . . . . . . .        9,444
  16,392     General Electric Co. Plc. (Electronics) . . . . . .       97,940
   2,092     GKN Plc. (Auto Related) . . . . . . . . . . . . . .       36,018
  21,023     Glaxo Wellcome Plc. (Pharmaceuticals) . . . . . . .      433,858
   6,030     Granada Group Plc. (Leisure Time) . . . . . . . . .       79,282
  12,475     Grand Metropolitan Plc. (Wine & Spirits). . . . . .      120,732

Shares                          Description                            Value
------                          -----------                            -----

   5,964     Great Universal Stores Plc. (Retail). . . . . . . .  $    60,349
   8,493     Guardian Royal Exchange Plc. (Insurance). . . . . .       38,164
  11,450     Guiness Plc. (Wine & Spirits) . . . . . . . . . . .      112,051
   6,318     Hanson Plc. (Holding Companies) . . . . . . . . . .       31,387
   5,557     HSBC Holdings Plc. (75P) (Banks). . . . . . . . . .      170,959
  10,623     HSBC Holdings Plc. ($HK10) (Banks). . . . . . . . .      314,701
   4,537     Imperial Chemical Industries Plc. (Chemicals) . . .       63,088
   5,162     Kingfisher Plc. (Retail). . . . . . . . . . . . . .       58,591
   8,398     Ladbroke Group Plc. (Leisure Time). . . . . . . . .       32,845
   4,062     Land Securities Plc. (Real Estate). . . . . . . . .       57,294
   7,401     Legal & General Group Plc. (Insurance). . . . . . .       49,947
  31,788     Lloyds TSB Group Plc. (Banks) . . . . . . . . . . .      325,893
   8,505     LucasVarity Plc. (Auto Related) . . . . . . . . . .       29,442
  16,725     Marks & Spencer Plc. (Retail) . . . . . . . . . . .      138,620
   5,232     MEPC Plc. (Property & Development). . . . . . . . .       42,929
   1,811     Mercury Asset Management Group Plc.
              (Financial Services) . . . . . . . . . . . . . . .       37,103
  10,113     National Grid Group Plc. (Utilities). . . . . . . .       36,944
   8,431     National Power Plc. (Utilities) . . . . . . . . . .       73,246
   3,386     Pearson Plc. (Publishing/Printing). . . . . . . . .       39,194
   4,634     Peninsular and Oriental Steam Navigation
              Company (Transportation) . . . . . . . . . . . . .       46,274
   5,737     Pilkington Plc. (Building Materials). . . . . . . .       13,081
  11,407     Prudential Corp. Plc. (Insurance) . . . . . . . . .      110,396
   2,986     Railtrack Group Plc. (Transportation) . . . . . . .       31,085
   4,961     Rank Group Plc. (Entertainment) . . . . . . . . . .       31,416
   5,705     Redland Plc. (Building & Construction). . . . . . .       32,330
   6,776     Reed International Plc. (Publishing/Printing) . . .       65,634
  10,013     Reuters Holdings Plc. (Publishing/Printing) . . . .      105,487
   4,236     Rexam Plc. (Packaging & Container). . . . . . . . .       17,872
   1,863     RMC Group Plc. (Building Materials) . . . . . . . .       30,246
   8,753     Rolls-Royce Plc. (Aerospace). . . . . . . . . . . .       33,433
   2,748     Royal Bank of Scotland Group Plc. (Banks) . . . . .       25,589
   9,151     Royal & Sun Alliance Insurance Group Plc.
              (Insurance). . . . . . . . . . . . . . . . . . . .       67,469
   6,352     RTZ Corp. Plc. (Metals & Mining). . . . . . . . . .      110,632
   6,678     Safeway Plc. (Retail) . . . . . . . . . . . . . . .       38,622
  13,189     Sainsbury (J.) Plc. (Retail). . . . . . . . . . . .       80,009
   2,000     Schroders Plc. (Banks). . . . . . . . . . . . . . .       54,622
   6,848     Scottish Power Plc. (Utilities) . . . . . . . . . .       44,563
   3,645     Scottish & Newcastle Plc. (Brewery) . . . . . . . .       39,219
  16,309     SmithKline Beecham Plc. (Pharmaceuticals) . . . . .      300,067
   2,841     Smiths Industries Plc. (Aerospace). . . . . . . . .       36,384
   3,272     Tate & Lyle Plc. (Foods). . . . . . . . . . . . . .       24,315
   7,494     Taylor Woodrow Plc. (Property &
              Development) . . . . . . . . . . . . . . . . . . .       22,076
  15,099     Tesco Plc. (Retail) . . . . . . . . . . . . . . . .       92,853
   3,475     Thames Water Plc. (Utilities) . . . . . . . . . . .       40,108
   2,756     Thorn Plc. (Entertainment). . . . . . . . . . . . .        7,890
   4,356     TI Group Plc. (Property & Development). . . . . . .       37,953
   4,833     Unilever Plc. (Foods) . . . . . . . . . . . . . . .      138,470
   3,122     United Utilities Plc. (Utilities) . . . . . . . . .       34,319
  18,135     Vodafone Group Plc. (Telecommuncations) . . . . . .       88,283
   6,414     Williams Holdings Plc. (Diversified). . . . . . . .       34,480
   3,569     Wolseley Plc. (Building Materials). . . . . . . . .       27,829
   5,615     Zeneca Group Plc. (Pharmaceuticals) . . . . . . . .      185,593
                                                                    ---------
                                                                    6,953,158
                                                                    ---------

Total Common Stock (Cost $30,872,350). . . . . . . . . . . . . .   37,565,914
                                                                   ----------

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                          Description                            Value
------                          -----------                            -----

             PREFERRED STOCK CONVERTIBLE - 0.09%
             AUSTRALIA - 0.09%
   8,793     News Corporation Ltd. Voting Preferred
              Shares (MultiMedia). . . . . . . . . . . . . . . .  $    34,388
                                                                    ---------

Total Preferred Stock Convertible (Cost $34,582) . . . . . . . .       34,388
                                                                    ---------

             RIGHTS & WARRANTS - 0.01%
             AUSTRIA - 0.00%
     600     Bank Austria AG Rights (Banks). . . . . . . . . . .            0
      20     Bank Austria AG Rights New 97 (Banks) . . . . . . .            0
                                                                    ---------
                                                                            0

             BELGIUM - 0.00%
     100     Generale de Banque SA Warrants (Banks). . . . . . .        1,074
                                                                    ---------

             HONG KONG - 0.00%
   1,200     Hong Kong & China Gas Co. Ltd. Warrants
              (Utilities). . . . . . . . . . . . . . . . . . . .        1,286
   1,000     Hong Kong & Shanghai Hotel Warrants
              (Hotel/Motel). . . . . . . . . . . . . . . . . . .          232
                                                                       ------
                                                                        1,518
                                                                       ------

             MALAYSIA - 0.00%
   1,000     Commerce Asset Holdings Warrants (Banks). . . . . .          175
   1,600     Commerce Asset Holdings Rights (Banks). . . . . . .           95
     938     Ekran BHD Warrants (Holding Companies). . . . . . .           74
     571     Rashid Hussain Warrants (Financial Services). . . .            0
                                                                       ------
                                                                          344
                                                                       ------

Total Rights & Warrants (Cost $0). . . . . . . . . . . . . . . .        2,936
                                                                       ------

Shares/                         Description                            Value
Principal Amount                -----------                            -----
----------------

             SHORT TERM INVESTMENTS - 0.89%
             U.S.A. - 0.89%
 135,000     U.S. Treasury Bill 5.03%, 8/28/97 (b) . . . . . . .  $   133,889
 210,107     BT Institutional Cash Management Fund (b) . . . . .      210,107
                                                                    ---------
             5.47%, 7/1/97

TOTAL SHORT TERM INVESTMENTS (Cost $344,042) . . . . . . . . . .      343,996
                                                                     --------

TOTAL INVESTMENTS (Cost $31,250,974) . . . . . .        98.63%     37,947,234
Other Assets in Excess of Liabilities. . . . . .         1.37%        525,109
                                                       -------    -----------
NET ASSETS   . . . . . . . . . . . . . . . . . .       100.00%    $38,472,343
                                                       -------    -----------
                                                       -------    -----------

(a) Non-income producing security.
(b) Held as collateral for futures contracts.
+   Less than one share.

Industry diversification (as a percentage of total investments):

INDUSTRY                                              % OF MARKET VALUE
Autos and Trucks                                            2.07%
Banks                                                      14.85
Chemicals                                                   3.32
Consumer goods                                              2.19
Electronics                                                 3.91
Financial services                                          3.04
Insurance                                                   4.52
Oil/gas                                                     6.13
Other                                                      35.99*
Pharmaceuticals                                             6.06
Real estate                                                 2.07
Retail                                                      3.95
Telecommunications                                          5.63
Transportation                                              2.44
Utilities                                                   3.83
                                                         -------
                                                          100.00%
                                                         -------
                                                         -------

--------------------
+   No one industry represents more than 2% of the portfolio holdings.

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Cost of $31,250,974). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $37,947,234
  Cash (includes foreign cash of $199,702 with a cost of $200,722) . . . . . . . . . . . . . . . . . . . . . . .          345,436
  Receivable for Securities Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,607
  Dividends and Interest Receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          118,014
  Receivable for Foreign Taxes Withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           76,732
  Variation Margin Receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              971
  Deferred Organizational Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,484
                                                                                                                      -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       38,510,478
                                                                                                                      -----------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,840
  Net Unrealized Depreciation on Forward Foreign Currency Contracts. . . . . . . . . . . . . . . . . . . . . . .           10,150
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,145
                                                                                                                      -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,135
                                                                                                                      -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $38,472,343
                                                                                                                      -----------
                                                                                                                      -----------
COMPOSITION OF NET ASSETS
  Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $31,779,796
  Net Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,696,260
  Net Unrealized Depreciation on Futures, Foreign Currencies and Forward Foreign Currency Contracts. . . . . . .           (3,713)
                                                                                                                      -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $38,472,343
                                                                                                                      -----------
                                                                                                                      -----------

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $87,129). . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   643,442
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           24,252
                                                                                                                      -----------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          667,694
                                                                                                                      -----------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           66,136
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,454
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,333
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,064
  Amortization of Organizational Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              891
  Transfer Tax and Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              494
                                                                                                                      -----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          106,372
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (13,782)
                                                                                                                      -----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           92,590
                                                                                                                      -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          575,104
                                                                                                                      -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES, FOREIGN CURRENCIES AND
  FORWARD FOREIGN CURRENCY CONTRACTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,246,770
  Net Realized Loss from Futures, Foreign Currencies and Forward Foreign Currency Transactions . . . . . . . . .          (28,690)
  Net Change in Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,099,922
  Net Change in Unrealized Appreciation on Futures, Foreign Currencies and Forward Foreign Currency Contracts. .            6,738
                                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES, FOREIGN CURRENCIES AND
  FORWARD FOREIGN CURRENCY CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,324,740
                                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 6,899,844
                                                                                                                      -----------
                                                                                                                      -----------


                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                   FOR THE            FOR THE
                                                                                              SIX MONTHS ENDED     PERIOD ENDED
                                                                                               JUNE 30, 1997     DECEMBER 31, 1996
                                                                                              ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   575,104       $   462,359
  Net Realized Gain (Loss) from Investments, Futures, Foreign Currencies and
    Forward Foreign Currency Contracts . . . . . . . . . . . . . . . . . . . . . . . . .          1,218,080           (71,255)
  Net Unrealized Appreciation on Investments, Futures, Foreign Currencies and
    Forward Foreign Currency Contracts . . . . . . . . . . . . . . . . . . . . . . . . .          5,106,660         1,585,887
                                                                                                -----------       -----------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . .          6,899,844         1,976,991
                                                                                                -----------       -----------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,731,770        38,819,050
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (24,551,110)         (404,212)
                                                                                                -----------       -----------
Net Increase (Decrease) in Net Assets from Capital Transactions. . . . . . . . . . . . .         (8,819,340)       38,414,838
                                                                                                -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .         (1,919,496)       40,391,829
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,391,839                10
                                                                                                -----------       -----------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         38,472,343       $40,391,839
                                                                                                -----------       -----------
                                                                                                -----------       -----------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the EAFE Equity Index Portfolio.


                                                                             FOR THE PERIOD JANUARY 24, 1996
                                                    FOR THE SIX MONTHS        (COMMENCEMENT OF OPERATIONS)
                                                    ENDED JUNE 30, 1997+           TO DECEMBER 31, 1996
                                                    -------------------      -------------------------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . .        $38,472                        $40,392
Ratios to Average Net Assets:
  Net Investment Income. . . . . . . . . . . . . .           2.17%*                         1.69%*
  Expenses . . . . . . . . . . . . . . . . . . . .           0.35%*                         0.35%*
  Decrease Reflected in Above Expense Ratio Due
    to Absorption of Expenses by Bankers Trust . .           0.05%*                         0.11%*
Portfolio Turnover Rate. . . . . . . . . . . . . .             31%                             4%
Average Commission Per Share** . . . . . . . . . .        $ 0.018                        $ 0.017

----------------
+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

                See Notes to Financial Statements on  Pages 18 and 19

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The EAFE Equity Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996, as an unincorporated trust under the laws of New York, and commenced operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FOREIGN CURRENCY TRANSACTIONS

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. FORWARD FOREIGN CURRENCY CONTRACTS

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. OPTION CONTRACTS

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The Portfolio's investment in the financial futures contracts are designed to closely replicate the benchmark idea used by the Portfolio.

G. FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. ORGANIZATIONAL EXPENSES

Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five year period.

I. FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the average daily net assets. For the six months ended June 30, 1997, this fee aggregated $26,454.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the average daily net assets. For the six months ended June 30, 1997, this fee aggregated $66,136.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expens-

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

es to 0.35 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $13,782.

Certain trustees and officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended June 30, 1997, the Portfolio paid brokerage commissions of $23,916.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997, were $15,476,335 and $24,336,042, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1997 was $31,253,465. The aggregate gross unrealized appreciation was $7,536,701, and the aggregate gross unrealized depreciation for all investments was $842,932 as of June 30, 1997.

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at June 30, 1997 is as follows:

                                                                    UNREALIZED
                                                                   APPRECIATION
TYPE OF FUTURE              EXPIRATION     CONTRACTS    POSITION  (DEPRECIATION)
------------------------    ----------     ---------    --------   ------------
Eurotop 100 Futures        September 1997      1        Long          ($950)
Nikkei 300 Index Futures   September 1997     20        Long         10,151
Heng Seng Index Futures    July 1997           1        Long            213

At June 30, 1997, the Portfolio has segregated approximately $345,000 to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------

NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS

As of June 30, 1997, the EAFE Equity Portfolio had the following open forward foreign currency contracts outstanding:


                                                                                                      NET UNREALIZED
                                                                                                       APPRECIATION
CONTRACTS TO DELIVER         IN EXCHANGE FOR               SETTLEMENT DATE         VALUE (US$)     (DEPRECIATION) (US$)
-----------------------------------------------------------------------------------------------------------------------
Sales
-----------------------------------------------------------------------------------------------------------------------
ATS         217,913          USD      $    18,000              7/7/97            $ 17,773            $    227
AUD          67,837          USD           51,000             6/30/97              50,824                 176
BEF         714,554          USD          202,000             6/30/97             199,595               2,405
ECU         290,000          USD          327,290             7/14/97             326,801                 489
FRF         293,315          USD           35,000             6/30/97              34,630                 370
GBP          12,618          USD           21,000             6/30/97              21,000                   0
GBP          50,000          USD           82,752             7/14/97              83,175                (424)
IEP          15,908          USD           24,000             6/30/97              24,000                   0
ITL      10,117,800          USD            6,000             6/30/97               5,946                  54
JPY      22,915,400          USD          200,000             7/14/97             200,257                (257)
MYR          85,612          USD           34,000             6/30/97              33,919                  81
NZD          35,144          USD           24,000             6/30/97              23,821                 179
SGD          65,794          USD           46,000             6/30/97              46,016                 (16)
-----------------------------------------------------------------------------------------------------------------------
                                                                                Total Sales          $  3,284
-----------------------------------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------------------------------
USD         420,000          EDU      $   369,442             7/14/97            $416,324            $ (3,676)
USD         327,290          JPY       37,874,000             7/14/97             330,980               3,690
USD         267,857          JPY           30,000             7/14/97             262,169              (5,688)
ECU          82,752          JPY        9,169,700             7/14/97              80,134              (2,618)
USD         165,000          JPY       18,292,560             7/14/97             159,858              (5,142)
-----------------------------------------------------------------------------------------------------------------------
                                                                           Total Purchases           $(13,434)
-----------------------------------------------------------------------------------------------------------------------
                                                         Total Net Unrealized Depreciation           $(10,150)
-----------------------------------------------------------------------------------------------------------------------


BT ADVISOR FUNDS
EAFE EQUITY INDEX FUND


INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


              -----------------------------------------------------
              For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
              -----------------------------------------------------


                 EAFE Equity Index Fund - Institutional Class Cusip #05576L874
                       EAFE Equity Index Fund - Advisor Class Cusip #05576L841
                                                                STA51400(8/97)